Related party disclosures	12 Months Ended
Dec. 31, 2021
Related party disclosures [Abstract]
Related party disclosures
23.	Related party disclosures

The Group may enter into transactions in the ordinary course of business with unaffiliated companies of which the Group’s directors are directors or executive officers. The Group considers such transactions to be on terms comparable with those of other companies with whom the Group does not share a common director or executive officer. The amounts involved in such transactions are not considered material in relation to the Group, the companies, or the directors and executive officers.

Remuneration of key management personnel

The remuneration of the directors and executive officers, who are considered the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24, ‘Related Party Disclosures

	2021	2020	2019
	£’000	£’000	£’000
Short-term employee benefits	2,222	3,421	6,502
Share-based payment	25,813	5,602	3,667
	28,035	9,023	10,169

Short-term employee benefits above include £29,423 of pension contributions for the year ended December 31, 2021.